Warshaw Burstein, LLP

575 Lexington Avenue

New York, NY 10022

(212) 984-7700

www.wbny.com

MARTIN S. SIEGEL
EMAIL: MSIEGEL@WBNY.COM
DIRECT DIAL: (212) 984-7741

March 31, 2025

U.S Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re.	Nexalin Technology, Inc. Confidential Draft Registration Statement on Form S-3 CIK: 0001527352

Ladies and Gentlemen:

I am writing on behalf of our client, Nexalin Technology, Inc. (“Nexalin” or the “Company”), concerning the Securities and Exchange Commission’s (“Commission’s”) recently adopted enhanced accommodations relating to nonpublic review of draft registration statements. With respect to Nexalin’s Confidential Draft Registration Statement on Form S-3 submitted to the Commission on March 31, 2025 (“Draft Registration Statement”), I confirm, on behalf of the Company, that Nexalin will publicly file its registration statement and Draft Registration Statement such that it is publicly available on the EDGAR system at least two business day prior to any requested effective time and date.

Please contact me at (212) 984-7741, if you have any questions regarding this letter.

Sincerely yours,

/s/ Martin S. Siegel
Martin S. Siegel